Components of Income Tax Expense Attributable to Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Current income tax expense, Federal	$ 120,541	$ 38,209	$ 56,501
Current income tax expense, State	6,645	(402)	(24)
Current income tax expense, Foreign	43,536	47,300	45,721
Current income tax expense	170,722	85,107	102,198
Deferred income tax (benefit) expense, Federal	(47,390)	12,371	(33,724)
Deferred income tax (benefit) expense, State	(2,419)	445	578
Deferred income tax (benefit) expense, Foreign	(29,222)	(13,588)	(21,974)
Deferred income tax (benefit) expense	(79,031)	(772)	(55,120)
Income tax expense	$ 91,691	$ 84,335	$ 47,078